Interest Income and Expense (Tables)	9 Months Ended
Jul. 31, 2026
Interest Income and Expense [Abstract]
Summary of Interest Income and Expenses by Basis of Accounting Classification
The following tables present interest income

and interest expense by basis of accounting

measurement.
Interest Income
(millions of Canadian dollars) For the three months ended For the nine months ended
July 31, 2026 July 31, 2025 July 31, 2026 July 31, 2025
Measured at amortized cost 1 $ 17,016 $ 18,457 $ 51,292 $ 56,528

Measured at FVOCI – Debt instruments 1 1,224 1,157 3,511 3,117
18,240 19,614 54,803 59,645
Measured or designated at FVTPL 2,645 2,049 6,636 6,282
Measured at FVOCI – Equity instruments 73 81 196 271
Total $ 20,958 $ 21,744 $ 61,635 $ 66,198
Interest income is calculated using EIRM.
Interest Expense
(millions of Canadian dollars) For the three months ended For the nine months ended
July 31, 2026 July 31, 2025 July 31, 2026 July 31, 2025
Measured at amortized cost 1 $ 8,011 $ 10,605 $ 25,629 $ 33,047

Measured or designated at FVTPL 3,651 2,613 9,060 8,634
Total $ 11,662 $ 13,218 $ 34,689 $ 41,681
Interest expense is calculated using EIRM.